Loans - Details of Negotiable Obligations (Detail) - Negotiable obligations [member] - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about loans [line items]
Non-current	$ 502,812	$ 384,179	$ 245,628
Current	79,306	40,760	24,416
2016 September [member] | Class LI [member]
Disclosure of detailed information about loans [line items]
Principal value	300
Current			11,563
2013 April [member] | Class XVII [member]
Disclosure of detailed information about loans [line items]
Principal value	2,250
Non-current			1,125
Current		1,217	1,330
2013 June [member] | Class XX [member]
Disclosure of detailed information about loans [line items]
Principal value	1,265
Non-current			633
Current		643	657
2014 March [member] | Class XXIX [member]
Disclosure of detailed information about loans [line items]
Principal value	500
Non-current			200
Current		206	162
2014 September [member] | Class XXXIV [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,000
Plus interest rate	0.10%
Interest rate	32.11%
Principal Maturity	2024
Non-current	$ 500	667	833
Current	224	279	299
2014 September [member] | Class XXXV [member]
Disclosure of detailed information about loans [line items]
Principal value	750
Current			571
2015 February [member] | Class XXXVI [member]
Disclosure of detailed information about loans [line items]
Principal value	950
Non-current			950
Current		1,161	187
2015 April [member] | Class XXXVIII [member]
Disclosure of detailed information about loans [line items]
Principal value	935
Non-current			312
Current		349	390
2015 April [member] | Class XXXIX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,500
Interest rate	8.50%
Principal Maturity	2025
Non-current	$ 126,075	89,416	56,062
Current	4,554	3,230	2,025
2015 September [member] | Class XLI [member]
Disclosure of detailed information about loans [line items]
Principal value	1,900
Non-current			633
Current		719	801
2015 September and 2019 December [member] | Class XLII [member]
Disclosure of detailed information about loans [line items]
Principal value	5,196
Non-current			1,697
Current		5,952	243
2015 October [member] | Class XLIII [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 2,000
Interest rate	32.80%
Principal Maturity	2023
Non-current	$ 1,333	2,000	2,000
Current	794	183	196
2016 March and 2020 January [member] | Class XLVI [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 5,455
Plus interest rate	6.00%
Interest rate	37.63%
Principal Maturity	2021
Non-current		1,350	1,350
Current	$ 6,116	251	234
2016 March [member] | Class XLVII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,000
Interest rate	8.50%
Principal Maturity	2021
Non-current		59,790	37,600
Current	$ 35,488	1,383	870
2016 April [member] | Class XLlX [member]
Disclosure of detailed information about loans [line items]
Principal value	535
Non-current			535
Current		593	62
2016 April [member] | Class XLVIII [member]
Disclosure of detailed information about loans [line items]
Principal value	46
Non-current			1,723
Current		2,785	29
2016 July [member] | Class L [member]
Disclosure of detailed information about loans [line items]
Principal value	11,248
Non-current			11,248
Current		12,902	1,238
2017 May [member] | Class LII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 4,602
Interest rate	16.50%
Principal Maturity	2022
Non-current	$ 4,602	4,602	4,602
Current	110	108	110
2017 December [member] | Class LIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 750
Interest rate	7.00%
Principal Maturity	2047
Non-current	$ 62,309	44,311	27,855
Current	176	126	70
1998 [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 15
Interest rate	10.00%
Principal Maturity	2028
Non-current	$ 1,245	886	557
Current	20	15	9
2013 July [member] | Class XXII [member]
Disclosure of detailed information about loans [line items]
Principal value	92
Non-current			456
Current		729	461
2014 April, 2015 February and 2016 October [member] | Class XXVIII [Member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,522
Interest rate	8.75%
Principal Maturity	2024
Non-current	$ 127,938	91,010	57,233
Current	2,705	1,925	1,210
2017 July and December [member] | Class LIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 1,000
Interest rate	6.95%
Principal Maturity	2027
Non-current	$ 84,920	60,399	38,024
Current	2,588	1,890	1,180
2018 December [member] | Class II [member] | Metrogas [member]
Disclosure of detailed information about loans [line items]
Principal value	513
Current			$ 519
2019 June [member] | Class I [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 500
Interest rate	8.50%
Principal Maturity	2029
Non-current	$ 41,828	29,748
Current	40	17
2019 December [member] | Class II [member]
Disclosure of detailed information about loans [line items]
Principal value	1,683
Current		1,729
2019 December [member] | Class IV [member]
Disclosure of detailed information about loans [line items]
Principal value	19
Current		1,179
2020 January [member] | Class V [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 2,112
Plus interest rate	5.00%
Interest rate	37.98%
Principal Maturity	2021
Current	$ 2,261
2020 January [member] | Class VII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 10
Interest rate	5.00%
Principal Maturity	2021
Current	$ 840
2020 March [member] | Class VIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 9
Interest rate	5.00%
Principal Maturity	2021
Current	$ 755
2020 March [member] | Class IX [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 4
Interest rate	6.00%
Principal Maturity	2021
Current	$ 331
2020 May [member] | Class XI [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 93
Interest rate	0.00%
Principal Maturity	2021
Current	$ 7,836
2020 June [member] | Class XII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 78
Interest rate	1.50%
Principal Maturity	2022
Non-current	$ 6,587
Current	5
2020 July [member] | Class XIII [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 543
Interest rate	8.50%
Principal Maturity	2025
Non-current	$ 39,784
Current	6,706
2020 December [member] | Class XIV [member] | Fixed interest rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 68
Interest rate	2.00%
Principal Maturity	2023
Non-current	$ 5,691
Current	8
2020 December [member] | Class XV [member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 2,316
Plus interest rate	5.00%
Interest rate	39.13%
Principal Maturity	2021
Current	$ 2,383
2019 December 2020 April May and June [member] | Class III [member]
Disclosure of detailed information about loans [line items]
Principal value	3,708
Current		$ 1,189
2020 January And March [Member] | Class VI [Member] | BADLAR variable rate [member]
Disclosure of detailed information about loans [line items]
Principal value	$ 5,006
Plus interest rate	6.00%
Interest rate	38.98%
Principal Maturity	2021
Current	$ 5,366